Summary of Significant Accounting Policies - Deferred revenue, gift cards, and Loyalty Program, including significant changes in deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Information about deferred revenue, gift cards, and Loyalty Program
Beginning balance	$ 4,615	$ 1,300
Sales of gift cards	838	512
Redemption of gift cards	(458)	(319)
Increase from deferral of revenue	3,750	3,383
Decrease from revenue recognition	(3,507)	(1,107)
Loyalty Program points earned	3,194	891
Loyalty Program points redeemed	(1,098)	(45)
Ending balance	$ 7,334	$ 4,615